ACQUISITIONS AND DISPOSALS (Details) $ in Millions				12 Months Ended
	Dec. 05, 2017 USD ($)	Jan. 08, 2016 USD ($)	Jan. 04, 2016 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations | item				0	1	2
Contingent consideration				$ 99	$ 104
Cash flows used in obtaining control of subsidiaries or other businesses				$ (29)	(159)	$ (214)
Rotation Medical Inc
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Fair value of consideration	$ 196				$ 210
Deferred consideration	17
Contingent consideration	$ 72
Risk-free discount rate (as a percent)	2.50%
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	$ 61
Property, plant & equipment and inventory	3
Trade and other receivables	2
Trade and other payable	(3)
Deferred tax assets	1
Net assets	64
Goodwill	132
Consideration (net of cash acquired)	196
Blue Belt Holdings Inc
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			100.00%
Fair value of consideration			$ 265
Deferred consideration			51
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets			70
Property, plant & equipment and inventory			13
Trade and other payable			(11)
Provisions			(10)
Deferred tax assets			16
Net assets			78
Goodwill			184
Cash acquired			3
Consideration (net of cash acquired)			$ 262
BST-CarGel
Disclosure of detailed information about business combination [line items]
Fair value of consideration		$ 42
Deferred consideration		37
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets		15
Inventory		1
Deferred tax liability		1
Goodwill		$ 27
Maximum | Rotation Medical Inc
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 85